Intangible Assets - Estimated Annual Amortization Expense (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2021 USD ($)
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 64,741 [1]
2022 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	10,090
2023 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	8,621
2024 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	7,192
2025 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	6,254
2026 [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	4,775
Thereafter [member]
Disclosure of intangible assets with indefinite useful life [line items]
Estimated annual amortization expense	$ 27,809

[1]	Excludes service mark, as it has an indefinite useful life.